Taxes - Reconciliation of Expected Provision for Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ (56,387)	$ 10,470
Expected income tax expense at Canadian statutory income tax rate of 26.5% (2016 - 26.5%)	(14,943)	2,774
Permanent differences	3,815	(253)
Foreign withholding taxes paid	308	1,060
Foreign rate differential	424	(1,545)
Rate changes		3,930
Change in valuation allowance	2,121	(6,681)
Other	1,008	959
Income tax (recovery) expense	$ (7,267)	$ 244